Property, equipment and leasehold improvement, net (Tables)	12 Months Ended
Dec. 31, 2025
Property, equipment and leasehold improvement, net
Schedule of property, equipment and leasehold improvement, net

	As of December 31,
	2024	2025
	RMB	RMB
Leasehold improvement	97,767	196,065
Mechanical equipment	135,155	168,206
Land	7,501	17,927
Plant	7,457	85,674
Furniture and office equipment	1,663	58,804
Electronic equipment	2,759	11,147
Transportation equipment	1,756	3,971
Construction in progress	—	3,085
Total property, equipment and Leasehold improvement	254,058	544,879
Less: accumulated depreciation	(188,169)	(287,950)
Less: accumulated impairment	(15,102)	(10,948)
Property, equipment and Leasehold improvement, net	50,787	245,981